Average Annual Total Returns (Small Company Value Trust)	12 Months Ended
May 01, 2011
Russell 2000 Value Index
Average Annual Return:
One Year	24.50%
Five Year	3.52%
Ten Year	8.42%
Series I, Small Company Value Trust
Average Annual Return:
One Year	21.36%
Five Year	5.21%
Ten Year	8.75%
Date of Inception	Oct. 01, 1997
Series II, Small Company Value Trust
Average Annual Return:
One Year	21.15%
Five Year	5.00%
Ten Year	8.58%
Date of Inception	Jan. 28, 2002
Series NAV, Small Company Value Trust
Average Annual Return:
One Year	21.39%
Five Year	5.27%
Ten Year	8.79%
Date of Inception	Feb. 28, 2005